Leases - Schedule of Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Assets and Liabilities, Lessee [Abstract]
Right-of-use asset, non-current [extensible list]	Other non-current assets		Other non-current assets
Operating lease right-of-use assets, net	$ 1.6		$ 1.6		$ 0.8
Operating lease liability, current [extensible list]	Other current liabilities		Other current liabilities		Other current liabilities
Operating lease liability, current	$ 0.6		$ 0.6		$ 0.2
Operating Lease noncurrent, [Extensible List]	Other Liabilities, Noncurrent		Other Liabilities, Noncurrent		Other Liabilities, Noncurrent
Non-current operating lease liabilities	$ 0.9		$ 0.9		$ 0.6
Components of Lease Cost [Abstract]
Operating lease expense	$ 6.2	$ 4.6	$ 11.5	$ 9.5
Right-of-use asset, non-current [extensible list]	Other non-current assets		Other non-current assets
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Components of Lease Cost [Abstract]
Operating lease expense	$ 0.6	0.6	$ 1.3	1.2
Location, Statement of Income, Balance [Axis]: us-gaap:OperatingCostsAndExpenses
Components of Lease Cost [Abstract]
Operating lease expense	$ 5.6	$ 4.0	$ 10.2	$ 8.3